Schedule of personnel expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Personnel Expenses
Salaries, wages and other short term employee benefits		₨ 635,667	₨ 1,608,958	₨ 2,076,918
Contributions to defined contribution plans		30,301	86,678	105,863
Expenses related to defined benefit plans (refer to Note 34)		14,345	25,642	24,575
Share based compensation costs		77,100	5,135	282,883
Employee welfare expenses		21,502	50,860	59,975
Total	$ 10,650	₨ 778,915	₨ 1,777,273	₨ 2,550,214